Insurance Contract Receivables and Payables - Insurance Contract Payables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Insurance Contracts [Abstract]
Funds withheld and other payables to reinsurers (previously presented separately on the consolidated balance sheet)	$ 239.1	$ 128.5
Payable to reinsurers	1,469.4	1,122.2
Ceded deferred premium acquisition costs	373.2	254.8
Amounts payable to agents and brokers	101.8	93.8
Accrued commissions	95.5	87.3
Accrued premium taxes	82.7	74.6
Other insurance contract payables	229.3	241.9
Insurance contract payables	2,591.0	2,003.1
Current	2,315.4	1,514.2
Non-current	$ 275.6	$ 488.9